Carillon Eagle Growth & Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Air Freight & Logistics - 0.9%
FedEx Corp.	20,349	$5,569,114

Banks - 7.2%
JPMorgan Chase & Co.	104,165	21,964,232
The PNC Financial Services Group, Inc.	116,233	21,485,670
		43,449,902

Beverages - 2.1%
PepsiCo, Inc.	73,591	12,514,150

Biotechnology - 2.6%
AbbVie, Inc.	79,001	15,601,117

Capital Markets - 6.6%
BlackRock, Inc.	19,203	18,233,440
The Goldman Sachs Group, Inc.	42,978	21,278,838
		39,512,278

Chemicals - 2.3%
Eastman Chemical Co.	124,889	13,981,324

Consumer Staples Distribution & Retail - 2.4%
Target Corp.	90,979	14,179,987

Electric Utilities - 2.2%
NextEra Energy, Inc.	155,022	13,104,010

Electrical Equipment - 4.3%
Eaton Corp. PLC	56,006	18,562,629
Emerson Electric Co.	63,230	6,915,465
		25,478,094

Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity PLC	60,117	9,077,066

Food Products - 2.1%
Mondelez International, Inc. - Class A	171,830	12,658,716

Ground Transportation - 1.9%
Union Pacific Corp.	46,235	11,396,003

Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	122,670	13,985,607
Medtronic PLC	171,052	15,399,811
		29,385,418

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	23,457	13,714,839

Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	59,504	18,119,563

Household Products - 2.6%
The Procter & Gamble Co.	91,323	15,817,144

Industrial Conglomerates - 1.9%
Honeywell International, Inc.	54,058	11,174,329

Industrial REITs - 2.0%
Prologis, Inc.	97,050	12,255,474

IT Services - 4.5%
Accenture PLC - Class A	35,734	12,631,254
International Business Machines Corp.	64,295	14,214,339
		26,845,593

Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	155,836	22,949,968
The Williams Cos, Inc.	305,682	13,954,383
		36,904,351

Pharmaceuticals - 3.4%
AstraZeneca PLC - ADR	71,206	5,547,659
Merck & Co., Inc.	128,539	14,596,889
		20,144,548

Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	67,420	15,518,061
Broadcom, Inc.	162,107	27,963,458
		43,481,519

Software - 8.2%
Microsoft Corp.	65,027	27,981,118
Oracle Corp.	123,831	21,100,802
		49,081,920

Specialized REITs - 2.1%
Equinix, Inc.	14,322	12,712,637

Specialty Retail - 7.2%
Best Buy Co., Inc.	142,836	14,754,959
The Home Depot, Inc.	43,259	17,528,547
Tractor Supply Co.	38,063	11,073,668
		43,357,174

Technology Hardware, Storage & Peripherals - 2.4%
Dell Technologies, Inc. - Class C	30,543	3,620,567
Hewlett Packard Enterprise Co.	527,923	10,801,305
		14,421,872

Trading Companies & Distributors - 1.4%
Ferguson Enterprises, Inc.	43,651	8,667,779

Wireless Telecommunication Services - 2.8%
T-Mobile US, Inc.	81,970	16,915,329
TOTAL COMMON STOCKS (Cost $348,877,198)		589,521,250

TOTAL INVESTMENTS - 98.3% (Cost $348,877,198)		589,521,250
Other Assets in Excess of Liabilities - 1.7%		10,113,556
TOTAL NET ASSETS - 100.0%		$599,634,806

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Eagle Growth & Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$589,521,250	$–	$–	$589,521,250
Total Investments	$589,521,250	$–	$–	$589,521,250

Refer to the Schedule of Investments for further disaggregation of investment categories.